Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 10.3%
14,234		Churchill Downs, Inc.	$3,658,850	1.9
35,190	(1)	Dave & Buster's Entertainment, Inc.	1,294,640	0.7
17,574	(1)	Five Below, Inc.	3,619,717	1.9
24,496	(1)	Planet Fitness, Inc.	1,902,604	1.0
57,306	(1),(2)	Revolve Group, Inc.	1,507,148	0.8
20,650	(1)	Skyline Champion Corp.	1,553,499	0.8
29,629		Strategic Education, Inc.	2,661,573	1.4
18,847		Texas Roadhouse, Inc.	2,036,607	1.0
51,125	(1)	Xponential Fitness, Inc.	1,553,689	0.8
			19,788,327	10.3

		Consumer Staples: 1.2%
25,428	(1)	Celsius Holdings, Inc.	2,363,278	1.2

		Energy: 4.8%
303,334	(1)	Helix Energy Solutions Group, Inc.	2,347,805	1.2
57,487		Matador Resources Co.	2,739,256	1.4
90,866		Northern Oil and Gas, Inc.	2,757,783	1.5
119,924		Patterson-UTI Energy, Inc.	1,403,111	0.7
			9,247,955	4.8

		Financials: 5.1%
27,332	(1)	Focus Financial Partners, Inc.	1,417,711	0.7
37,754	(2)	HCI Group, Inc.	2,023,614	1.1
79,534	(1)	I3 Verticals, Inc.	1,950,969	1.0
7,490		Kinsale Capital Group, Inc.	2,248,124	1.2
38,545	(1)	Palomar Holdings, Inc.	2,127,684	1.1
			9,768,102	5.1

		Health Care: 23.5%
24,876	(1)	Acadia Pharmaceuticals, Inc.	468,166	0.2
27,136	(1)	Alkermes PLC	764,964	0.4
38,290	(1)	Amicus Therapeutics, Inc.	424,636	0.2
14,469	(1)	Apellis Pharmaceuticals, Inc.	954,375	0.5
16,797	(1)	Arrowhead Pharmaceuticals, Inc.	426,644	0.2
8,221	(1)	Arvinas, Inc.	224,598	0.1
48,921	(1)	Axonics, Inc.	2,669,130	1.4
8,809	(1),(2)	Beam Therapeutics, Inc.	269,732	0.1
9,278	(1)	Blueprint Medicines Corp.	417,417	0.2
10,013	(1)	Charles River Laboratories International, Inc.	2,020,824	1.0
14,251	(1)	Corcept Therapeutics, Inc.	308,677	0.2
11,021	(1)	Cytokinetics, Inc.	387,829	0.2
13,862	(1)	Denali Therapeutics, Inc.	319,380	0.2
31,531		Ensign Group, Inc.	3,012,472	1.6
43,093	(1)	Establishment Labs Holdings, Inc.	2,919,120	1.5
110,049	(1)	Evolent Health, Inc.	3,571,090	1.9
21,024	(1)	Halozyme Therapeutics, Inc.	802,906	0.4
11,036	(1)	ICON PLC	2,357,179	1.2
20,205	(1)	Insmed, Inc.	344,495	0.2
13,958	(1)	Inspire Medical Systems, Inc.	3,267,149	1.7
7,215	(1)	Intellia Therapeutics, Inc.	268,903	0.1
15,245	(1)	Intra-Cellular Therapies, Inc.	825,517	0.4
4,245	(1)	Karuna Therapeutics, Inc.	771,062	0.4
18,762	(1)	Lantheus Holdings, Inc.	1,548,991	0.8
20,264	(1)	ModivCare, Inc.	1,703,797	0.9
42,816	(1)	Natera, Inc.	2,377,144	1.2
60,318	(1)	Option Care Health, Inc.	1,916,303	1.0
16,012	(1)	Penumbra, Inc.	4,462,384	2.3
45,569	(1)	Progyny, Inc.	1,463,676	0.8
27,274	(1)	QuidelOrtho Corp.	2,429,841	1.3
116,881	(1),(2)	R1 RCM, Inc.	1,753,215	0.9
			45,451,616	23.5

		Industrials: 28.0%
16,459	(2)	Advanced Drainage Systems, Inc.	1,386,012	0.7
14,784		ArcBest Corp.	1,366,337	0.7
123,039	(1)	Array Technologies, Inc.	2,692,093	1.4
10,838	(1)	Axon Enterprise, Inc.	2,436,924	1.3
119,327	(1)	Bloom Energy Corp.	2,378,187	1.2
9,427	(1)	CACI International, Inc.	2,793,032	1.4
19,396	(1)	Casella Waste Systems, Inc.	1,603,273	0.8
18,755	(1)	Chart Industries, Inc.	2,351,877	1.2
21,674	(1)	Clean Harbors, Inc.	3,089,846	1.6
90,686	(1)	Construction Partners, Inc.	2,443,081	1.3
49,668	(1)	Driven Brands Holdings, Inc.	1,505,437	0.8
15,072	(1)	ExlService Holdings, Inc.	2,439,102	1.3
13,383		Exponent, Inc.	1,334,151	0.7
85,298		Flowserve Corp.	2,900,132	1.5
113,608		FTAI Aviation Ltd.	3,176,480	1.6
27,601	(1)	Kirby Corp.	1,923,790	1.0
72,979		Marten Transport Ltd.	1,528,910	0.8
49,832		MAXIMUS, Inc.	3,921,778	2.0
13,588	(1)	NV5 Global, Inc.	1,412,744	0.7
8,625	(1)	Saia, Inc.	2,346,690	1.2
44,794	(1)	Sterling Infrastructure, Inc.	1,696,797	0.9
40,116	(1)	WillScot Mobile Mini Holdings Corp.	1,880,638	1.0
59,527	(1)	WNS Holdings Ltd. ADR	5,546,131	2.9
			54,153,442	28.0

		Information Technology: 19.5%
11,259	(1)	Axcelis Technologies, Inc.	1,500,262	0.8
34,584	(1)	Blackline, Inc.	2,322,316	1.2
66,993	(1)	Cohu, Inc.	2,571,861	1.3
15,443	(1)	CyberArk Software Ltd.	2,285,255	1.2
44,336	(1)	Five9, Inc.	3,205,049	1.7
24,436	(1)	Guidewire Software, Inc.	2,004,974	1.0
183,612	(1)	Harmonic, Inc.	2,678,899	1.4

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
88,582	(1),(2)	indie Semiconductor, Inc.	$934,540	0.5
49,450		Kulicke & Soffa Industries, Inc.	2,605,520	1.3
9,729		Littelfuse, Inc.	2,608,248	1.4
16,347	(1)	Manhattan Associates, Inc.	2,531,333	1.3
23,350	(1)	MaxLinear, Inc.	822,154	0.4
47,840	(1)	Onto Innovation, Inc.	4,204,179	2.2
37,056	(1)	Sprout Social, Inc.	2,255,969	1.2
14,069		Universal Display Corp.	2,182,524	1.1
58,624	(1)	Varonis Systems, Inc.	1,524,810	0.8
125,390	(1)	Viavi Solutions, Inc.	1,357,974	0.7
			37,595,867	19.5

		Materials: 3.3%
17,321		Innospec, Inc.	1,778,347	0.9
87,142	(1),(2)	Livent Corp.	1,892,724	1.0
92,583	(1)	Summit Materials, Inc.	2,637,690	1.4
			6,308,761	3.3

	Total Common Stock
	(Cost $176,984,053)		184,677,348	95.7

EXCHANGE-TRADED FUNDS: 1.1%
27,451	(1)	SPDR S&P Biotech ETF	2,092,041	1.1

	Total Exchange-Traded Funds
	(Cost $2,456,397)		2,092,041	1.1

	Total Long-Term Investments
	(Cost $179,440,450)		186,769,389	96.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
		Repurchase Agreements: 4.0%
1,853,467	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,854,201, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,890,536, due 11/01/49-02/01/51)	1,853,467	1.0
339,813	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $339,947, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $346,609, due 12/26/24-03/20/53)	339,813	0.2
1,853,467	(3)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,854,198, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,890,536, due 06/15/24-02/15/53)	1,853,467	0.9
1,853,467	(3)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,854,215, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,890,548, due 04/14/23-03/21/28)	1,853,467	0.9
1,853,467	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,854,201, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,890,536, due 04/06/23-02/20/53)	1,853,467	1.0

	Total Repurchase Agreements
	(Cost $7,753,681)		7,753,681	4.0

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
6,624,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $6,624,000)	$6,624,000	3.4

	Total Short-Term Investments
	(Cost $14,377,681)	14,377,681	7.4

	Total Investments in Securities (Cost $193,818,131)	$201,147,070	104.2
	Liabilities in Excess of Other Assets	(8,057,428)	(4.2)
	Net Assets	$193,089,642	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$184,677,348	$–	$–	$184,677,348
Exchange-Traded Funds	2,092,041	–	–	2,092,041
Short-Term Investments	6,624,000	7,753,681	–	14,377,681
Total Investments, at fair value	$193,393,389	$7,753,681	$–	$201,147,070

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $196,395,479.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,202,908
Gross Unrealized Depreciation	(13,361,317)
Net Unrealized Appreciation	$4,841,591